UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☑	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2022 to December 31, 2022

Date of Report (Date of earliest event reported): February 10, 2023

Securitizer name: SolarCity FTE Series 2, LLC

Commission File Number of securitizer: 025-03753

Central Index Key Number of securitizer: 0001694651

Emmanuelle E. Stewart, (650) 681-5000

Name and telephone number, including area code,

of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☑

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ___________________

Central Index Key Number of underwriter (if applicable): ____________________

Name and telephone number, including area code, of the

person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

SolarCity FTE Series 2, LLC has no repurchase demand activity to report for the annual period ended December 31, 2022, which it has indicated by checking the appropriate box on the cover page of this Form ABS-15G.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

On March 4, 2022, SolarCity FTE Series 2, LLC voluntarily prepaid in whole all of its Solar Loan Backed Notes, Series 2017-A, and there is no asset-back security outstanding that was issued by SolarCity FTE Series 2, LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entities have duly caused this report to be signed on their behalf by the undersigned hereunto duly authorized.

SOLARCITY FTE SERIES 2, LLC

By:	/s/ Jeffrey Munson
Name:	Jeffrey Munson
Title:	Treasurer

Date: February 10, 2023